Intangible assets - Allocation of amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets classified as held for sale
Intangible assets
Amortization of intangible assets (Note 6)		$ 2,288,550
General and administrative expenses
Intangible assets
Amortization of intangible assets (Note 6)	$ 32,375	166,693	$ 15,963
Accumulated depreciation and amortisation
Intangible assets
Amortization of intangible assets (Note 6)	$ 32,375	$ 2,455,243	$ 15,963